Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

7.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$518	$(318)	$200

- Land	11,109	-	11,109
- Building acquisition	10,391		10,391
- Additions in equipment	314		314
- Depreciation for the period	-	(172)	(172)
Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the period	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659

On October 21, 2010, the Company's wholly owned subsidiaries Universal and DSA, which were acquired from Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, transferred to DSS their property in land of an aggregate value of $11,109 and building of an aggregate value of $10,391.